Leases	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

NOTE 6 — LEASES

The Company leases offices spaces and employee dormitories under non-cancelable operating leases, with expiration dates between 2025 and 2037. In addition, on April 20, 2014, Taizhou Zhongjin signed a lease agreement with the landlord to lease a factory building for 20 years, with annual rent of approximately $39,000 (RMB 250,000). Taizhou Zhongjin invested a total of approximately $0.79 million (RMB 5 million) in leasehold improvements to the leased factory. Pursuant to the lease agreement, the annual rent expense was waived by the landlord to offset against the leasehold improvements until the end of the lease.

The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Lease expenses are recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2025	September 30, 2024
Operating lease right-of-use assets	$175,803	$256,117

Operating lease liabilities – current	$159,420	$185,154
Operating lease liabilities – non-current	30,095	96,175
Total operating lease liabilities	$189,515	$281,329

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2025 and September 30, 2024:

	March 31, 2025	September 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.38	1.82
Weighted average discount rate	3.0%	3.0%

During the six months ended March 31, 2025 and 2024, the Company incurred total operating lease expenses of $149,460 and $88,469, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2025:

Remainder of 2025	$104,253
2026	88,324
Total lease payments	192,577
Less: imputed interest	(3,062)
Present value of lease liabilities	$189,515